Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss		$ (168,214)	$ (145,279)	$ (160,780)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization		93,689	76,522	72,972
Amortization of deferred charges and debt guarantees		7,734	(900)	13,732
Equity in net losses (earnings) of affiliates		157,636	25,448	(47,878)
Net loss on loss of control of Golar Power		0	0	8,483
Dividends received		15,837	27,553	26,515
Compensation cost related to stock options		11,481	8,991	5,816
Net foreign exchange losses		1,997	1,620	1,429
Change in fair value of derivative instruments		38,610	(24,498)	(26,644)
Amortization of deferred tax benefits on intra-group transfers		0	0	(1,715)
Impairment of non-current assets		0	0	1,706
Impairment of loan receivable		0	0	7,627
Change in assets and liabilities:
Trade accounts receivable		(49,938)	(11,413)	(567)
Inventories		402	(151)	987
Other current and non-current assets		(13,532)	(80,897)	14,615
Amounts due to related companies		(16,540)	(27,130)	(9,444)
Trade accounts payable		(24,813)	1,593	(28,511)
Accrued expenses		12,191	28,666	(3,410)
Other current and non-current liabilities	[1]	40,164	99,886	9,680
Net cash provided by (used in) operating activities		116,674	(35,089)	(115,387)
Investing activities
Additions to vessels and equipment		(33,111)	(1,349)	(14,477)
Additions to newbuildings		0	0	(19,220)
Additions to asset under development		(116,715)	(390,552)	(200,821)
Additions to investments in affiliates		(95,503)	(123,107)	(10,200)
Dividends received		33,185	25,113	29,002
Short-term loan granted		0	0	(1,000)
Proceeds from disposals to Golar Partners, net of cash disposed		9,652	70,000	107,247
Proceeds from loss of control of Golar Power, net of cash disposed		0	0	113,321
Net cash (used in) provided by investing activities		(202,492)	(419,895)	3,852
Financing activities
Proceeds from short-term and long-term debt (including related parties)		1,177,748	928,432	405,817
Payment for capped call in connection with bond issuance		0	(31,194)	0
Repayments of short-term and long-term debt (including related parties)		(994,874)	(446,626)	(271,858)
Financing costs paid		(1,817)	(1,564)	(8,372)
Cash dividends paid		(42,873)	(20,438)	(54,348)
Proceeds from exercise of share options		2,686	(1,167)	1,435
Purchase of treasury shares		0	0	(8,214)
Proceeds from issuance of equity		0	0	169,876
Acquisition of non-controlling interests		36,532	0	0
Net cash provided by financing activities		177,402	427,443	234,336
Net increase (decrease) in cash, cash equivalents and restricted cash		91,584	(27,541)	122,801
Cash, cash equivalents and restricted cash at beginning of period		612,677	640,218	517,417
Cash, cash equivalents and restricted cash at end of period		704,261	612,677	640,218
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest		29,832	34,479	24,828
Income taxes paid		1,469	1,240	555
Energy Related Derivative
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Change in fair value of derivative instruments		$ 9,970	$ (15,100)	$ 0

[1]	Includes accretion of discount on convertible bonds of $13.5 million, $11.8 million and $5.7 million for the years ended December 31, 2018, 2017 and 2016, respectively.